UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Sheelyn Michael First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended September 30, 2018, is filed herewith.

First Eagle Overseas Variable Fund
Schedule of Investments
September 30, 2018 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 75.3%

Africa - 0.1%
Randgold Resources Ltd., ADR	3,553	250,664

Australia - 0.6%
Newcrest Mining Ltd.	157,973	2,218,301

Belgium - 1.4%
Groupe Bruxelles Lambert SA	38,487	4,034,336
Sofina SA	6,645	1,325,218
		5,359,554
Brazil - 0.7%
Cielo SA	872,351	2,646,073

Canada - 6.8%
Agnico Eagle Mines Ltd.	47,148	1,610,475
Barrick Gold Corp.	144,918	1,605,691
Canadian Natural Resources Ltd.	26,414	862,982
Cenovus Energy, Inc.	262,196	2,629,826
Franco-Nevada Corp.	21,322	1,333,812
Goldcorp, Inc.	195,014	1,989,143
Imperial Oil Ltd.	156,091	5,051,371
Nutrien Ltd.	132,167	7,626,036
Power Corp. of Canada	63,751	1,384,936
Wheaton Precious Metals Corp.	98,615	1,725,763
		25,820,035
Chile - 0.8%
Cia Cervecerias Unidas SA, ADR	115,867	3,232,689

Denmark - 0.6%
ISS A/S	60,814	2,136,594

France - 9.3%
Bouygues SA	64,933	2,809,029
Cie de Saint-Gobain	99,100	4,271,307
Danone SA	97,397	7,569,228
Laurent-Perrier	22,658	2,893,778
Legrand SA	17,663	1,287,919
Rexel SA	177,187	2,661,449
Robertet SA	4,610	2,890,318
Sabeton SA	4,600	128,714
Sanofi	58,120	5,192,861
Sodexo SA	37,838	4,012,591
Wendel SA	12,347	1,839,732
		35,556,926
Germany - 2.8%
Hamburger Hafen und Logistik AG	37,106	871,109
HeidelbergCement AG	63,562	4,964,683
Linde AG	12,090	2,855,139
Telefonica Deutschland Holding AG	445,331	1,881,222
		10,572,153
Greece - 0.5%
JUMBO SA	124,497	1,850,205

Hong Kong - 6.1%
CK Asset Holdings Ltd.	323,500	2,425,018
Great Eagle Holdings Ltd.	603,814	3,016,020
Guoco Group Ltd.	254,670	4,239,612
Hang Lung Properties Ltd.	1,774,251	3,461,181
Hopewell Holdings Ltd.	538,092	1,771,080
Hysan Development Co. Ltd.	421,760	2,129,916
Jardine Matheson Holdings Ltd.	84,180	5,281,216
Jardine Strategic Holdings Ltd.	7,800	283,094
Swire Properties Ltd.	133,724	506,482
		23,113,619
Ireland - 0.4%
CRH plc	50,957	1,667,613

Israel - 0.4%
Israel Chemicals Ltd.	221,983	1,346,370

Italy - 0.1%
Italmobiliare SpA	13,124	316,181

Japan - 21.2%
As One Corp.	29,680	2,217,034
Chofu Seisakusho Co. Ltd.	58,885	1,354,714
Daiichikosho Co. Ltd.	59,430	2,865,572
FANUC Corp.	47,480	8,932,543
Hirose Electric Co. Ltd.	28,280	3,089,047
Hoya Corp.	63,160	3,751,136
Kansai Paint Co. Ltd.	79,080	1,457,455
KDDI Corp.	365,500	10,082,957
Keyence Corp.	9,000	5,227,982
Mitsubishi Electric Corp.	102,300	1,401,441
Mitsubishi Estate Co. Ltd.	378,460	6,426,270
MS&AD Insurance Group Holdings, Inc.	102,800	3,433,928
Nagaileben Co. Ltd.	37,310	891,780
Nissin Foods Holdings Co. Ltd.	21,000	1,444,527
NTT DOCOMO, Inc.	183,600	4,934,722
Secom Co. Ltd.	90,160	7,347,292
Secom Joshinetsu Co. Ltd.	19,594	590,301
Shimano, Inc.	17,960	2,896,028
SK Kaken Co. Ltd.	2,039	851,444
SMC Corp.	7,860	2,515,760
Sompo Holdings, Inc.	184,800	7,874,133
T Hasegawa Co. Ltd.	48,900	1,012,580
		80,598,646
Mexico - 0.7%
Fresnillo plc	162,144	1,731,915
Industrias Penoles SAB de CV	61,384	1,057,409
		2,789,324
Norway - 0.7%
Orkla ASA	314,420	2,656,542

See Notes to Schedule of Investments.

(Continued)

Investments		Shares	Value ($)
Russia - 0.3%
Gazprom PJSC, ADR		257,200	1,283,436

Singapore - 1.8%
ComfortDelGro Corp. Ltd.		815,710	1,449,714
Haw Par Corp. Ltd.		566,613	5,599,606
			7,049,320
South Korea - 3.8%
Fursys, Inc.		39,392	1,068,920
Hyundai Mobis Co. Ltd.		10,823	2,224,606
Kia Motors Corp.		123,700	3,912,870
KT&G Corp.		48,099	4,509,620
Lotte Confectionery Co. Ltd.		2,996	487,745
Lotte Corp.*		17,807	916,675
NongShim Co. Ltd.		6,038	1,325,495
			14,445,931
Sweden - 1.6%
Industrivarden AB, Class C		3,417	75,769
Investor AB, Class A		96,942	4,462,983
Investor AB, Class B		16,963	781,682
Svenska Handelsbanken AB, Class A		62,800	792,011
			6,112,445
Switzerland - 2.8%
Cie Financiere Richemont SA (Registered)		11,155	909,471
Nestle SA (Registered)		83,796	6,974,896
Pargesa Holding SA		35,541	2,855,499
			10,739,866
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		27,684	1,222,525

Thailand - 1.3%
Bangkok Bank PCL, NVDR		639,105	4,150,998
Bangkok Bank PCL		600	4,045
Thai Beverage PCL		1,255,292	624,142
			4,779,185
Turkey - 0.1%
AG Anadolu Grubu Holding A/S		152,120	432,817

United Kingdom - 8.7%
Berkeley Group Holdings plc		67,421	3,229,921
British American Tobacco plc		107,707	5,021,354
BT Group plc		529,834	1,555,246
Diageo plc		81,460	2,885,972
GlaxoSmithKline plc		160,354	3,215,854
Hiscox Ltd.		81,729	1,751,648
Liberty Global plc, Class C*		61,125	1,721,280
Lloyds Banking Group plc		5,866,210	4,511,632
TechnipFMC plc		228,469	7,139,656
Unilever NV, CVA		9,776	543,788
WPP plc		119,521	1,750,334
			33,326,685
United States - 1.4%
Newmont Mining Corp.		40,363	1,218,963
Royal Gold, Inc.		15,855	1,221,786
Willis Towers Watson plc		19,905	2,805,411
			5,246,160
TOTAL COMMON STOCKS (Cost $206,538,350)			286,769,859

		Ounces
COMMODITIES - 7.4%

Gold bullion* (Cost $21,976,701)		23,642	28,175,068

		Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES - 2.0%

Indonesia - 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	10,534,000,000	715,204

Malaysia - 0.0%(a)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	648,000	157,294

Mexico - 0.9%
Mexican Bonos
5.00%, 12/11/2019	MXN	12,564,600	649,171
6.50%, 6/10/2021	MXN	24,710,000	1,280,103
6.50%, 6/9/2022	MXN	30,040,000	1,540,477
			3,469,751
Poland - 0.3%
Poland Government Bond
3.25%, 7/25/2019	PLN	4,348,000	1,197,858

Singapore - 0.6%
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,882,000	1,410,196
2.25%, 6/1/2021	SGD	1,077,000	791,688
			2,201,884
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,082,475)			7,741,991

		Principal Amount ($)
U.S. TREASURY OBLIGATIONS - 0.3%

U.S. Treasury Notes
1.13%, 1/15/2019 (Cost $997,792)		1,000,000	996,736

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.5%

COMMERCIAL PAPER - 14.5%
ABB Treasury Center USA, Inc.
2.26%, 12/18/2018(b)	2,104,000	2,093,064
American Honda Finance Corp.
2.23%, 12/5/2018(b)	737,000	733,808
BP Capital Markets plc
2.31%, 12/17/2018(b)	2,104,000	2,092,928
Bunge Asset Funding Corp.
2.40%, 10/1/2018(b)	4,715,000	4,714,065
Conagra Brands, Inc.
2.37%, 10/1/2018(b)	6,600,000	6,598,683
EI du Pont de Nemours & Co.
2.25%, 10/18/2018(b)	1,000,000	998,663
Exxon Mobil Corp.
2.10%, 11/8/2018(b)	3,466,000	3,457,446
GlaxoSmithKline LLC
2.10%, 10/18/2018(b)	7,290,000	7,280,713
Hitachi America Capital Ltd.
2.39%, 10/1/2018(b)	13,201,000	13,198,338
Johnson Controls International plc
2.37%, 10/1/2018(b)	7,939,000	7,937,429
Province of Quebec Canada
2.20%, 12/19/2018(b)	562,000	559,129
Sanofi
2.24%, 12/14/2018(b)	5,537,000	5,509,868
TOTAL COMMERCIAL PAPER (Cost $55,187,429)		55,174,134
INVESTMENT COMPANIES - 0.0%(a)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.88% (c)(Cost $134,089)	134,089	134,089

TOTAL SHORT-TERM INVESTMENTS (Cost $55,321,518)		55,308,223
Total Investments - 99.5% (Cost $292,916,836)		378,991,877
Other Assets Less Liabilities - 0.5%		2,075,749
Net Assets - 100.0%		381,067,626

*      Non-income producing security.

(a)   Represents less than 0.05% of net assets.

(b)   The rate shown was the current yield as of September 30, 2018.

(c)   Represents 7-day effective yield as of September 30, 2018.

See Notes to Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,801,202	EUR	2,316,000	Bank of New York Mellon	10/17/2018	$108,991
USD	475,491	GBP	355,000	Bank of New York Mellon	10/17/2018	12,471
USD	4,560,873	JPY	492,946,000	Bank of New York Mellon	10/17/2018	217,492
USD	6,265,253	EUR	5,253,000	Goldman Sachs	11/14/2018	145,058
USD	748,316	GBP	554,000	Goldman Sachs	11/14/2018	24,818
USD	3,620,730	JPY	393,863,000	Goldman Sachs	11/14/2018	143,093
USD	3,140,972	EUR	2,649,000	JPMorgan Chase Bank	12/12/2018	46,818
USD	434,379	GBP	326,000	JPMorgan Chase Bank	12/12/2018	8,012
USD	4,710,058	JPY	519,981,000	JPMorgan Chase Bank	12/12/2018	107,278
USD	594,914	EUR	507,000	UBS AG	1/16/2019	705
USD	355,701	JPY	38,983,000	UBS AG	1/16/2019	9,442
USD	992,143	EUR	839,000	HSBC Bank plc	2/13/2019	6,437
USD	617,231	GBP	468,000	HSBC Bank plc	2/13/2019	3,073
USD	2,822,222	JPY	311,936,000	HSBC Bank plc	2/13/2019	45,274
Total unrealized appreciation						878,962
USD	987,321	GBP	761,000	UBS AG	1/16/2019	(9,964)
Total unrealized depreciation						(9,964)
Net unrealized appreciation						$868,998

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.6%
Automobiles	1.0
Banks	2.5
Beverages	2.6
Building Products	1.1
Chemicals	4.9
Commercial Services & Supplies	2.9
Commodities	7.4
Construction & Engineering	0.7
Construction Materials	1.7
Diversified Financial Services	4.1
Diversified Telecommunication Services	0.9
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	1.9
Entertainment	0.7
Food Products	5.4
Foreign Government Securities	2.0
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	1.0
Household Durables	1.2
Industrial Conglomerates	3.5
Insurance	4.7
IT Services	0.7
Leisure Products	0.8
Machinery	3.0
Media	0.9
Metals & Mining	4.2
Oil, Gas & Consumable Fuels	2.5
Personal Products	0.1
Pharmaceuticals	3.6
Real Estate Management & Development	4.7
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	0.3
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	0.2
Tobacco	2.5
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.2
U.S. Treasury Obligations	0.3
Wireless Telecommunication Services	3.9
Short-Term Investments	14.5
Total Investments	99.5%

See Notes to Schedule of Investments.

(Continued)

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At September 30, 2018, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Fund. Investment funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P.

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a) Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service, or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time). Prior to June 18, 2018, commodities were valued at the indicative mean of the best-bid/best-offer immediately prior to the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates, as provided by an independent price source as of the close of the NYSE (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund than relying solely on reported market values.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of September 30, 2018:

Description	Level 1	Level 2(a)	Level 3	Total
Assets:†
Common Stocks	$71,176,365	$215,593,494	$—	$286,769,859
Commodities *	—	28,175,068	—	28,175,068
Foreign Government Securities	—	7,741,991	—	7,741,991
Short-Term Investments	134,089	55,174,134	—	55,308,223
U.S. Treasury Obligations	—	996,736	—	996,736
Forward Foreign Currency Exchange Contracts**	—	878,962	—	878,962
Total	$71,310,454	$308,560,385	$—	$379,870,839

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(9,964)	$—	$(9,964)
Total	$—	$(9,964)	$—	$(9,964)

(a)Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $25,404,954 were transferred from Level 1 to Level 2 during the nine-month period ended September 30, 2018. At December 31, 2017, these securities were valued using quoted market prices in active markets; at September 30, 2018, these securities were valued based on fair value adjustment factors. Commodities valued at $30,816,112 were transferred from Level 1 to Level 2 during the nine-month period ended September 30, 2018. At December 31, 2017, these securities were valued using quoted market prices in active markets; at September 30, 2018, these securities were valued based on an evaluated price. A common stock valued at $1,190,575 was transferred from Level 2 to Level 1 during the nine-month period ended September 30, 2018. At December 31, 2017, this security was valued based on fair value adjustment factors; at September 30, 2018, this security was valued using quoted market prices in active markets.

† See Schedule of Investments for additional detailed categorizations.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

b) Forward foreign currency exchange contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward foreign currency exchange contracts. The Fund enters into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. For the nine-month period ended September 30, 2018, the average monthly outstanding currency purchased and/or sold in U.S. dollars for forward foreign currency exchange contracts totaled $1,468,359 and $36,664,556  respectively.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Fund may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Fund is held in a segregated account at the Fund’s custodian bank. These amounts are not reflected on the Fund’s Statement of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (closeout netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At September 30, 2018, the Fund had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (losses)	Change in Appreciation (Depreciation)
Foreign currency	$878,962	$9,964	$812,254	$871,877

The following table presents the Fund’s gross derivative assets by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of September 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$338,954	$—	$—	$338,954
Goldman Sachs International	312,969	—	(260,000)	52,969
HSBC Bank plc	54,784	—	—	54,784
JPMorgan Chase Bank	162,108	—	—	162,108
UBS AG	10,147	(9,964)	—	183
Total	$878,962	$(9,964)	$(260,000)	$608,998

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
UBS AG	$9,964	$(9,964)	$—	$—
Total	$9,964	$(9,964)	$—	$—

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer	Date: November 21, 2018

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer	Date: November 21, 2018